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                      Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]



April 29, 2008

Via EDGAR Transmission
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E ("Registrant")
     Post-Effective Amendment No. 5 to Form N-4
     Registration No. 333-122883/811-4001
     Statement of Additional Information for Preference
     Plus(R) Income Advantage Income Annuity Contracts



Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the Metropolitan Life Separate Account E Statement of Additional Information dated April 28, 2008, which was filed electronically on April 18, 2008 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.


Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel